Income Taxes (Components of Net Deferred Tax Assets (Liabilities)) (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2013
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards	[1]	¥ 341,572	¥ 392,363
Parent Company
Schedule of Deferred Income Tax Assets and Liabilities [Line Items]
Net operating loss carryforwards		¥ 268,544	¥ 281,403
Net operating loss carryforwards expired				¥ 1,262,000

[1]	The amount includes ¥281,403 million and ¥268,544 million related to MHFG's net operating loss carryforwards resulting mainly from intercompany capital transactions as of March 31, 2015 and 2016, respectively. The tax effect of the net operating loss carryforwards is offset by a full valuation allowance because MHFG experienced a significant expiration of net operating loss carryforwards of ¥1,262 billion in March 2013, which is negative evidence outweighing any positive evidence. Furthermore, MHFG is a holding company whose primary sources of future taxable income are management fees from subsidiaries that are not sufficient to realize deferred tax assets related to the net operating loss carryforwards.